Risk Management - Schedule of Risk Weighted Assets Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk management [abstract]
Basic capital	$ 3,346,102	$ 3,324,531
Effective equity	$ 3,280,569	$ 3,415,845
Basic capital	9.59%	10.46%
Effective equity	13.14%	14.62%